Pension Benefits - Summary of sensitivity the defined benefit obligation to the key actuarial assumptions (Detail) - Pension defined benefit plans [member] - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (116.6)	$ (124.0)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	138.9	148.7
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	12.2	19.1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(11.2)	(14.1)
Actuarial assumption of mortality rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	34.1	35.9
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (34.9)	$ (33.2)